CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net income	¥ 113,676,839	$ 17,838,376	¥ 244,702,736	¥ 437,774,169
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	98,110,657	15,395,703	65,869,971	40,366,299
Share of gains in equity method investments	(382,874)	(60,081)	(909,364)	(140,564)
Gain from disposal of a long-term investment				(1,097,790)
(Gain) Loss from disposal of a subsidiary	118,443	18,586	(1,779,000)
Interest income	(3,669,643)	(575,847)	(11,542,121)	(35,659,822)
Bad debt expense	132,591,726	20,806,535	29,953,404	38,423,347
Losses and impairment (Gain) on equity securities held	(9,137,875)	(1,433,932)	44,506,823	(55,253,744)
Gain on disposal of property and equipment	604,017	94,783		860,000
Foreign exchange loss (gain)	(1,310,346)	(205,622)	4,723,948	(1,408,437)
Share-based compensation	2,464,763	386,775	232,558	26,490,395
Withholding tax				19,845,708
Changes in operating assets and liabilities:
Accounts receivable	(22,329,328)	(3,503,959)	(28,789,041)	(52,263,625)
Prepaid rent	(1,857,100)	(291,419)	5,196,798	(14,316,252)
Inventories	1,495,974	234,751	(1,281,009)	351,518
Amounts due from related parties	(3,963,547)	(621,967)	10,329,181	(3,228,596)
Other current assets	(60,345,480)	(9,469,523)	(18,807,170)	10,990,176
Other assets	(49,214,290)	(7,722,796)	(19,680,102)	(22,637,263)
Accounts payable	4,520,260	709,327	4,546,551	4,814,800
Amounts due to related parties	6,332,374	993,688	(319,778)	3,232,453
Salary and welfare payable	8,586,978	1,347,484	8,913,678	(2,047,293)
Deferred revenue	(53,595,903)	(8,410,367)	(59,516,154)	18,973,331
Advance from customers	5,468,230	858,085	(5,800,119)	3,735,302
Accrued expenses and other current liabilities	71,545,537	11,227,056	13,169,672	27,198,083
Income tax payable	(16,586,604)	(2,602,800)	(6,354,794)	(12,476,008)
Unrecognized tax benefits	38,140,379	5,985,058	29,038,185	92,022,308
Deferred rent	40,770,544	6,397,788	6,997,755	(1,939,759)
Other long-term liabilities	14,648,804	2,298,717	(5,549,798)	21,538,701
Deferred taxes	44,292,605	6,950,476	(12,595,878)	(30,207,540)
Net cash provided by operating activities	360,975,140	56,644,875	295,256,932	513,939,897
Investing activities:
Purchases of property and equipment	(341,715,516)	(53,622,621)	(111,929,994)	(213,329,308)
Purchases of intangible assets	(201,746)	(31,658)	(887,893)	(2,240,298)
Proceeds from disposal of property and equipment			80,355	1,800,000
Payments for acquisition of minority equity	(1,018,387)	(159,807)
Acquisitions, net of cash received	(147,608,325)	(23,162,967)	(18,415,807)	(325,016,059)
Advances for acquisitions	(39,483,494)	(6,195,822)	(6,550,000)	(38,869,400)
Collections of acquisition advances	12,154,500	1,907,306	36,352,700
Advances for purchases of property and equipment	(219,346,261)	(34,420,215)
Repayments from advances for purchases of property and equipment	22,400,000	3,515,049
Purchases of short-term investments	(378,189,082)	(59,346,120)	(206,596,401)	(823,183,360)
Proceeds from short-term investments	536,383,232	84,170,234	453,434,366	1,107,076,219
Proceeds from sales of long-term time deposits	50,000,000	7,846,091
Increase of long-term time deposits	(130,000,000)	(20,399,837)	(30,000,000)	(500,000,000)
Purchases of investments in equity securities	(8,940,000)	(1,402,881)	(65,829,314)	(328,228,962)
Proceeds from disposal of equity securities	284,004,591	44,566,518	198,976	222,015,253
Proceeds from disposal of equity method investments			6,380,000	1,671,092
Proceeds from disposal of a subsidiary	1,693,391	265,730	2,183,350
Loans to related parties	(604,618,942)	(94,877,906)	(528,356,500)	(634,638,425)
Repayment from related parties	307,933,500	48,321,486	539,996,179	458,752,530
Loans to third parties	(36,944,271)	(5,797,362)	(62,000,000)	(10,340,000)
Repayment from third parties	55,127,367	8,650,687
Loan to franchisees	(423,399,028)	(66,440,547)	(218,821,974)	(157,411,151)
Repayment from franchisees	133,380,285	20,930,277	99,209,300	21,985,474
Net cash used in investing activities	(928,388,186)	(145,684,365)	(111,552,657)	(1,219,956,395)
Financing activities:
Distribution to the shareholders (Note 1)	(320,253,160)	(50,254,709)		(226,951,236)
Proceeds from bank loans	808,000,000	126,792,832	160,000,000
Repayment of bank loans	(250,000,000)	(39,230,455)	(70,000,000)
Loan from non-controlling interest	9,689,903	1,520,557	20,585,804
Capital contribution from noncontrolling interest holders	8,191,000	1,285,347	6,943,589	14,719,481
Payment for contingent consideration			(2,001,521)
Net cash (used in)/ generated from financing activities	255,627,743	40,113,572	115,527,872	(212,231,755)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,344,197)	(210,933)	(7,664,261)	(6,917,309)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(313,129,500)	(49,136,851)	291,567,886	(925,165,562)
Cash and cash equivalents and restricted cash at the beginning of the year	633,728,109	99,445,769	342,160,223	1,267,325,785
Cash and cash equivalents and restricted cash at the end of the year	320,598,609	50,308,918	633,728,109	342,160,223
Supplemental disclosure of cash flow information:
Interest paid	(7,363,066)	(1,155,426)	(4,470,953)	(2,133,568)
Income taxes paid	(78,296,994)	(12,286,507)	(105,591,179)	(120,341,664)
Supplemental disclosure of non-cash investing and financing activities:
Dividend payable settled by loan to a related party				157,461,267
Consideration payable for acquisitions	15,342,675	$ 2,407,601		16,776,500
Current assets settled for acquisition of a subsidiary				37,255,016
Ordinary shares issued or to be issued for acquisitions				124,695,851
Contingent consideration included in other current liabilities arising from acquisition during the year				4,027,207
Returnable consideration included in other assets arising from acquisition during the year				3,333,421
Reconciliation of cash, cash and equivalents and restricted cash
Cash and cash equivalents	298,428,709		611,358,209	319,847,701
Restricted cash, current	3,300,000
Restricted cash, non-current	18,869,900		22,369,900	22,312,522
Total cash, cash and equivalents and restricted cash shown in the statements of cash flow	¥ 320,598,609		¥ 633,728,109	¥ 342,160,223